Commitments and contingencies (Details) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Commitments and contingencies
2020	$ 8,534	¥ 59,420
2021	2,870	19,978
2022	682	4,746
2023	39	272
2024 and thereafter	51	354
Total	$ 12,176	¥ 84,770